Restructuring and other items	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and other items
Restructuring and other items

Restructuring and other items recognized during the year ended December 31, 2017 comprise:

	Year Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Restructuring charges	$7,753	8,159	$—
Net charge	$7,753	8,159	$—

Restructuring Charges

A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017, under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization.

Workforce reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Foreign exchange	—
Provision at December 31, 2017	$3,097

Prior Period Restructuring Charges
A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016, under a restructuring plan adopted following a review by the Company of its operations. The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease of $2.0 million during the twelve months ended December 31, 2016. No additional charge was recorded during the twelve months ended December 31, 2017.

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	$(63)	—	$(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317

A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.

	Onerous Lease	Asset Impairment	Total
	(in thousands)
Total provision recognized	$3,167	$5,629	$8,796
Asset write off	—	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	$—	$3,167
Utilized	(1,167)	—	(1,167)
Provision at December 31, 2015	$2,000	$—	$2,000
Utilized	(1,359)	—	(1,359)
Provision at December 31, 2016	$641	$—	$641
Utilized	(441)	—	(441)
Provision at December 31, 2017	$200	$—	$200

At December 31, 2017, $3.2 million is included within other liabilities and $0.4 million within non-current other liabilities.